Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (13,054,410)	$ 2,739,990	$ (5,144,715)
Net (loss) income from discontinued operations	(22,971,016)	1,508,323	(3,050,721)
Net income (loss) from continuing operations	9,916,606	1,231,667	(2,093,994)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,686,518	242,409
Stock-based compensation	1,097,415
Bad debt expense			1,162,594
Loss on disposition of property and equipment	42,534
(Income) from investments	(169,720)
Deferred taxes	(584,760)	(55,731)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	573,418	(815,534)
Decrease (increase) in prepaid expenses and other current assets	16,009	(108,150)	931,320
(Increase) in operating lease right-of-use assets	(56,831)
(Increase) in receivable from supply chain financing	(10,741,981)
Increase in accounts payable	1,014,227
Increase in advance from customers	(17,977)
(Decrease) in other payable	(2,112,886)
Increase in taxes payable	1,609,498	54,474
(Decrease) in operating lease liabilities	(523,797)
Increase in accrued expenses and other current liabilities	502,100	49,574
Net cash provided by (used in) operating activities from continuing operations	2,250,373	598,709	(80)
Net cash provided by (used in) operating activities from discontinued operations	436,389	(263,476)	(725,000)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,686,762	335,233	(725,080)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(204,904)	(237,548)
Acquisition of intangible assets	(94,400)
Proceeds from disposal of equipment	41,688
Cash acquired with business acquisitions	4,990,754	2,043,176
Investment in limited partnership	(15,589,966)
Purchase of short-term investment	(3,065,134)
Repayments from loan to third parties	11,019,545
Loans to third parties	(1,810,495)	(3,611,682)
Net cash (used in) investing activities from continuing operations	(4,712,912)	(1,806,054)
Net cash (used in) investing activities from discontinued operations	(6,713)	(157,440)	(115,210)
NET CASH (USED IN) FINANCING ACTIVITIES	(4,719,625)	(1,963,494)	(115,210)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment to related parties	(6,803,115)	566,360
Advances from related parties	1,303,556
Loan from related parties	10,528,965
Proceeds from private placement	6,503,378
Capital contribution from non-controlling interest	3,065,134
Capital contribution from shareholder	4,550,000	3,582,781
Net cash provided by financing activities from continuing operations	19,147,918	4,149,141
Net cash (used in) provided by financing activities from discontinued operations	(788,599)	(996,355)	730,669
NET CASH PROVIDED BY FINANCING ACTIVITIES	18,359,319	3,152,786	730,669
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENT	2,806,981	(184,449)	(94,230)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	19,133,437	1,340,076	(203,860)
Add: decrease in cash and cash equivalents from discontinued operations	283,314	1,440,823	203,710
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	19,416,751	2,780,899	(150)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-BEGINNING	2,781,506	607	757
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-ENDING	22,198,257	2,781,506	607
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	552,783	5,158	42,250
Cash paid for interest	124,778	147,900	91,917
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payment payable to related parties for business acquisition	7,007,905	7,000,000
Issuance of shares for business acquisition	18,330,776	11,426,289
Receivable from sale of discontinued operations	14,950,730
Issuance of shares for share based compensation	1,721,870
Issuance of shares for consulting services			239,500
Issuance of shares for equity investment			2,885,556
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATION COMPRISE OF THE FOLLOWING:
Cash and cash equivalents	22,135,310	2,756,490	607
Restricted cash	62,947	25,016
Total cash, cash equivalents and restricted cash	$ 22,198,257	$ 2,781,506	$ 607